SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
Schedule of segment information

For the year ended December 31, 2021:

				Costs of		Gain on	Change in		Cash
				sales,		buy back	fair value	Income	from
	Primary	Royalty		excluding		of royalty	of prepaid	before	(used in)
	Product	revenue	Sales	depletion	Depletion	interest	interest	taxes	operations
		$	$	$	$	$	$	$	$

Auramet (USA)	Gold	—	4,422	(4,423)	—	—	1,310	1,309	3,711
Beta Hunt (AUS)	Gold	10,046	—	—	(714)	—	—	9,332	9,591
Camino Rojo (MEX)	Gold	83	—	—	(69)	—	—	14	—
El Mochito (HON)	Silver	—	7,779	(1,905)	(1,348)	—	—	4,526	5,873
Florida Canyon (USA)	Gold	2,939	—	—	(808)	—	—	2,131	2,904
Hope Bay (CAN)	Gold	1,171	—	—	(389)	10,983	—	11,765	4,168
Karma (BFA)	Gold	2,676	—	—	(1,648)	—	—	1,028	2,884
La Colorada (MEX)	Gold	—	4,011	(1,456)	(854)	—	—	1,701	2,555
Moose River (CAN)	Gold	1,382	—	—	(535)	—	—	847	1,458
Moss (USA)	Silver	—	6,424	(1,287)	(1,993)	—	—	3,144	5,137
Mt Carlton (AUS)	Gold	3,113	—	—	(1,528)	—	—	1,585	3,068
Omolon (RUS)	Gold	8,644	—	—	(6,303)	—	—	2,341	7,923
San Jose (MEX)	Silver	2,376	—	—	(934)	—	—	1,442	2,517
Vivien (AUS)	Gold	2,151	—	—	(219)	—	—	1,932	2,350
Other (Various)	Various	315	—	—	(323)	—	—	(8)	315
Total segments		34,896	22,636	(9,071)	(17,665)	10,983	1,310	43,089	54,454
Operating expenses		—	—	—	—	—	—	(9,448)	(7,370)
Foreign exchange		—	—	—	—	—	—	(209)	(11)
Gain on convertible debenture		—	—	—	—	—	—	2,410	—
Finance expense		—	—	—	—	—	—	(1,151)	—
Income taxes paid		—	—	—	—	—	—	—	(3,463)
Other		—	—	—	—	—	—	(123)	(406)
Total corporate		—	—	—	—	—	—	(8,521)	(11,250)
Consolidated total		34,896	22,636	(9,071)	(17,665)	10,983	1,310	34,568	43,204

For the year ended December 31, 2020:

				Costs of		Gain on	Income	Cash
				sales,		amendment	(loss)	from
	Primary	Royalty		excluding		of royalty	before	(used in)
	Product	revenue	Sales	depletion	Depletion	interest	taxes	operations
		$	$	$	$	$	$	$

Beta Hunt (AUS)	Gold	8,635	—	—	(706)	9,291	17,220	9,533
El Mochito (HON)	Silver	—	3,716	(881)	(1,122)	—	1,713	2,836
Florida Canyon (USA)	Gold	2,551	—	—	(712)	—	1,839	2,638
Hope Bay (CAN)	Gold	5,355	—	—	(1,671)	—	3,684	2,998
Karma (BFA)	Gold	2,946	—	—	(1,992)	—	954	2,636
La Colorada (MEX)	Gold	—	6,347	(2,345)	(1,171)	—	2,831	4,002
Moose River (CAN)	Gold	1,586	—	—	(843)	—	743	1,521
Moss (USA)	Silver	—	8,929	(1,794)	(3,480)	—	3,655	7,135
Mt Carlton (AUS)	Gold	2,469	—	—	(2,104)	—	365	2,112
Omolon (RUS)	Gold	4,792	—	—	(3,093)	—	1,699	3,169
San Jose (MEX)	Silver	1,989	—	—	(591)	—	1,398	1,736
Silvertip (CAN)	Silver	—	—	—	—	—	—	189
Vivien (AUS)	Gold	1,839	—	—	(254)	—	1,585	1,596
Other (Various)	Various	527	—	—	(260)	—	267	670
Total segments		32,689	18,992	(5,020)	(17,999)	9,291	37,953	42,771

Operating expenses		—	—	—	—	—	(8,286)	(6,451)
Foreign exchange gain		—	—	—	—	—	664	380
Unrealized gain on warrants		—	—	—	—	—	1,891	—
Finance expense		—	—	—	—	—	(2,456)	—
Income taxes paid		—	—	—	—	—	—	(4,076)
Other		—	—	—	—	—	13	376
Total corporate		—	—	—	—	—	(8,174)	(9,771)
Consolidated total		32,689	18,992	(5,020)	(17,999)	9,291	29,779	33,000

Schedule of non current assets by geographical region

Non-current Assets by Geographical Region:

	December 31, 2021	December 31, 2020
North America
USA	$146,245	$107,064
Mexico	64,012	64,847
Canada	37,969	73,820
South & Central America
Guatemala	16,069	16,069
Chile	10,073	10,073
Peru	11,607	8,400
Dominican Republic	5,160	5,160
Honduras	7,090	5,097
Argentina	3,200	3,200
Other
Russia	24,104	6,601
Burkina Faso	12,508	14,156
Australia	6,691	9,152
Côte d'Ivoire	4,030	4,030
Ghana	3,527	3,527
Various	3,995	3,974
Total(1)	$356,280	$335,170
(1)	Includes royalty, stream, and other interests (Note 5), prepaid gold interest (Note 6) and deferred financing costs and other.